Disclosure of detailed information about non-controlling interests explanatory (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Loss allocated to non-controlling interests			$ 2,342	$ 47,956
Accumulated non-controlling interests		$ 15,451	$ 11,152
Maseve Investments 11 (Pty) Ltd. [Member]
Statements [Line Items]
Proportion of ownership and voting rights held by non-controlling interests		0.00%	17.10%
Loss allocated to non-controlling interests		$ 0	$ 2,342
Accumulated non-controlling interests		$ 0	$ 0
Mnombo Wethu Consultants (Pty) Limited [Member]
Statements [Line Items]
Proportion of ownership and voting rights held by non-controlling interests		50.01%	50.01%
Loss allocated to non-controlling interests		$ 0	$ 0
Accumulated non-controlling interests		$ 6,889	$ 5,768
Waterberg JV Co. [Member]
Statements [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	26.00%	63.05%	63.05%
Loss allocated to non-controlling interests		$ 0	$ 0
Accumulated non-controlling interests		$ 8,562	$ 5,384